Expense Example - RACWI US ETF - RACWI US ETF CLASS	Sep. 08, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 0
Expense Example, with Redemption, 3 Years	$ 33